INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Changes in carrying amount of investments in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	$ 2,928,984
Ending Balance	3,311,506	[1]	$ 2,928,984
Total for all associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	2,768,611		2,526,073
Equity method - Gain	316,237		311,193
OCI (Equity method)	(52)		(6,822)
OCI (Translation adjustment)	(4,244)		3,395
Purchase / capitalizations	4,934		38,285
Sales or refund of contributions	(23,044)		(21,041)
Impairment loss	0		(26)
Dividends	(78,230)		(82,990)
Transfers	28,137
Others	1,117		544
Ending Balance	3,013,466		2,768,611
Total for all associates | P.A. Viva malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	1,817,503		1,661,679
Equity method - Gain	173,051		155,824
Ending Balance	1,990,554		1,817,503
Total for all associates | Protección S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	625,370		594,105
Equity method - Gain	77,538		94,180
OCI (Equity method)	88		(8,464)
Dividends	(41,163)		(55,558)
Others			1,107
Ending Balance	661,833		625,370
Total for all associates | Others
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	325,738		270,289
Equity method - Gain	65,648		61,189
OCI (Equity method)	(140)		1,642
OCI (Translation adjustment)	(4,244)		3,395
Purchase / capitalizations	4,934		38,285
Sales or refund of contributions	(23,044)		(21,041)
Impairment loss	0		(26)
Dividends	(37,067)		(27,432)
Transfers	28,137
Others	1,117		(563)
Ending Balance	361,079		325,738
Total for all associates | Reintegra S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	3,520
Ending Balance	$ 2,696		3,520
Recoverable amount			$ 3,737
Discount rate			20.39%
Impairment loss recognized in the Statement of Income			$ 26

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.